INCOME TAXES - Deferred Tax Assets (Details)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
INCOME TAXES
Bad debt allowance recorded for accounts receivable	$ 333,280		$ 303,056	$ 289,756
Inventory provision	16,952		16,087
Net operating loss carry-forward	690,882		539,354	159,219
Less: valuation allowance	(687,654)		(133,885)	(159,219)
Total	$ 353,460	¥ 353,460	$ 724,612	$ 289,756